Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)
Disclosure of commitments and contingencies [line items]
Loss related to repossessed units	$ 0.9	$ 0.0
Dealer and distributor financing arrangements [member]
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	3,469.2	2,674.0
Unpaid principal balance	$ 18.7	$ 33.5	$ 14.0	$ 25.0
Last twelve-month average amount of financing outstanding	15.00%	10.00%
Maximum amount obligation	$ 304.0	$ 186.4
Dealer and distributor financing arrangements [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 19.3	$ 284.7